As Filed with the Securities and Exchange Commission
                       on February 7, 1997

                                          Securities Act File No.
                                  Investment Company Act File No.


=======================================================================


                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                     ---------------------------

                               FORM N-2
                    Registration Statement Under
                    The Securities Act of 1933                   [X]
                       Pre-Effective Amendment No. ____          [X]
                       Post-Effective Amendment No.____          [ ]
                    Registration Statement Under
                  The Investment Company Act of 1940             [X]
                                                                 [X]
                      --------------------------

                              ELMS TRUST
          (Exact Name of Registrant as Specified in Charter)
                     c/o Lazard Freres & Co. LLC
                         30 Rockefeller Plaza
                       New York, New York 10020
               (Address of Principal Executive Offices)
  Registrant's Telephone Number, including Area Code: (212) 632-6000

                          Scott D. Hoffman
                       Lazard Freres & Co. LLC
                         30 Rockefeller Plaza
                       New York, New York 10020
               (Name and Address of Agent for Service)

                           With copies to:
                       Seth Grosshandler, Esq.
                  Cleary, Gottlieb, Steen & Hamilton
                          One Liberty Plaza
                       New York, New York 10006
                            (212) 225-2000

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
=======================================================================
                              Proposed     Proposed
 Title of                     Maximum      Maximum
Securities       Amount       Offering    Aggregate     Amount of
  Being          being         Price       Offering   Registration
Registered     Registered   Per Share (1) Price (1)        Fee
-----------------------------------------------------------------------
ELMS
representing
shares of
beneficial
interest....1,000,000 Shares   $10.00    $10,000,000    $3,448.28
=======================================================================
(1) Estimated solely for the purpose of calculating the registration fee.

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.


=======================================================================

                            ELMS TRUST
                       Cross-Reference Sheet
                   Parts A and B of Prospectus*
Item
No.  Caption                        Prospectus Caption
---- -------                        ------------------
 1.  Outside Front Cover.........   Front Cover Page

 2.  Inside Front and
      Outside Back Cover.........   Front Cover Page; Inside Front
                                    Cover Page

 3.  Fee Table and Synopsis......   Prospectus Summary; Fees and
                                    Expenses

 4.  Financial Highlights........   Not Applicable

 5.  Plan of Distribution........   Front Cover Page; Prospectus
                                    Summary; Underwriting

 6.  Selling Shareholders........   Not Applicable

 7.  Use of Proceeds.............   Use of Proceeds; Investment
                                    Objectives and Policies

 8.  General Description of
      the Registrant.............   Front Cover Page; Prospectus
                                    Summary; The Trust; Investment
                                    Restrictions; Investment
                                    Objectives and Policies; Risk
                                    Factors Relating to ELMS

 9.  Management..................   Management and Administration
                                    of the Trust

10.  Capital Stock, Long-Term
      Debt and Other
      Securities; Federal
      Income Tax Consideration...   Description of ELMS

11.  Defaults and Arrears on
      Senior Securities..........   Not Applicable

12.  Legal Proceedings...........   Not Applicable

13.  Table of Contents of the
      Statement of Additional
      Information................   Not Applicable

14.  Cover Page..................   Not Applicable

15.  Table of Contents...........   Not Applicable

16.  General Information and
      History....................   The Trust

17.  Investment Objective and
      Policies...................   Investment Objectives and
                                    Policies; Investment
                                    Restrictions

18.  Management..................   Management and Administration
                                    of the Trust

19.  Control Persons and
      Principal Holders..........   Management and Administration
                                    of the Trust

20.  Investment Advisory and
      Other Services.............   Management and Administration
                                    of the Trust

21.  Brokerage Allocation and
      Other Practices............   Investment Objectives and
                                    Policies

22.  Tax Status..................   Certain United States Federal
                                    Income Tax Considerations

23.  Financial Statements........   Statement of Assets and
                                     Liabilities


---------------------
* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the N-2 Registration Statement.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission.
These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of any offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.




                      Subject to Completion
                         ____________, 1997

Prospectus

      1,000,000 ELMS SM (Equity-Linked-at-Maturity Securities)
                             ELMS TRUST
            (Subject to Exchange into Shares of Company)

      The issue price (the "Initial Price") of each of the ELMS (each, an "ELMS") of the ELMS Trust (the "Trust") being offered
hereby will be $         (the last sale price of shares ("Linked
Shares") of Company (the "Company") on            , 1997, as
reported on the New York Stock Exchange Composite Tape). Each
of the ELMS represents the right to receive an annual distribution
of $           , payable quarterly on           ,           , and
           , beginning , 1997, and will be mandatorily exchanged
on            , 2001 (the "Exchange Date") for between 0.xxxx and
xxxx Linked Shares.  In lieu of an exchange for Linked Shares on the Exchange Date, ELMS may be exchanged as described herein for an amount of cash (the "Cash Settlement Amount") 30 days following
the Exchange Date, on            , 2001 (the "Cash Settlement Date").
The ELMS are not subject to redemption prior to the Exchange Date.

      The Trust is a newly organized, finite-term Delaware busi-ness trust established to purchase and hold (i) a series of zero-coupon or stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the ELMS and the payment dates thereof, (ii) a forward purchase contract (the "Contract") with an existing shareholder (the "Seller") of the Company relating to the Linked Shares and (iii) as provided for under the terms of the Contract, the Linked Shares (and any other property distributed in respect thereof). The Trust will also be a party to an option agreement (the "Option") with respect to the Linked Shares delivered to the Trust, under which the Seller will have the right, on written notice given not less than 60 days prior to the Cash Settlement Date, to purchase such Linked Shares at a price per share equal to the Average Market Price (as defined herein) computed as of the Cash Settlement Date. Upon receipt of notice of exercise of the Option from the Seller, the Trust will notify holders of the ELMS that the ELMS will be exchanged for cash, in an amount described herein, on the Cash Settlement Date. If such notice of exercise is not given, the ELMS will be exchanged for a number of Linked Shares described herein on the Exchange Date.

      The investment objectives of the Trust are to provide holders
of ELMS with a quarterly distribution of $         per ELMS over the
term of the Trust and, upon mandatory exchange of the ELMS, a number of Linked Shares per ELMS determined in accordance with an
Exchange Rate (as defined herein) and delivered on the Exchange
Date, or, in lieu thereof, the Cash Settlement Amount, payable on the Cash Settlement Date. The Exchange Rate is equal to, subject to certain adjustments, (a) if the Average Market Price on the
Exchange Date is greater than or equal to $          per Linked Share
(the "Threshold Appreciation Price"), 0.xxxx Linked Shares per ELMS,
(b) if the Average Market Price on the Exchange Date is less than the Threshold Appreciation Price but is greater than the Initial Price, a fractional Linked Share per ELMS so that the value thereof at the Average Market Price on the Exchange Date equals the Initial
                                       (Cover continued on next page)

See "Risk Factors Relating to ELMS" beginning on page 17 for a discussion of certain factors that should be carefully considered by prospective purchasers.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------
                      Price to          Sales         Proceeds to
                       Public            Load          the Trust
 Per ELMS........... $               $               $
 Total (1)......... .$               $               $
------------------------------------------------------------------

(1) The Trust has granted to the Underwriter an option, exercisable within 30 days from the date hereof, to purchase up to an
    additional        ELMS to cover over-allotments, if any. If the
    Underwriter exercises such option in full, the total Price to
    Public, Sales Load and Proceeds to the Trust will be $       ,
    $        and $        , respectively. See "Underwriting."

The ELMS are offered subject to receipt and acceptance by the Underwriter, to prior sales and to the Underwriter's right to reject any order in whole or in part and to withdraw, cancel or modify the offer without notice. It is expected that delivery of the ELMS will be made at the offices of Lazard Freres & Co. LLC, New York, New York, or through the facilities of The Depository
Trust Company, on or about          , 1997.

Lazard Freres & Co. LLC

The date of this Prospectus is            , 1997.

      IN CONNECTION WITH THIS OFFERING, THE UNDERWRITER MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE ELMS OR THE LINKED SHARES AT LEVELS ABOVE THOSE WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE OR OTHERWISE. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.

                     ----------------------------

(Continued from previous page)

Price and (c) if the Average Market Price on the Exchange Date is less than or equal to the Initial Price, one Linked Share per ELMS.

      The Cash Settlement Amount is equal to the Exchange Rate (determined according to the Average Market Price on the Exchange
Date) multiplied by the Average Market Price computed as of the Cash Settlement Date. The "Average Market Price" on the Exchange Date or on the Cash Settlement Date, as the case may be, means the average Closing Price (as defined herein) per Linked Share on the 10 Trading Days (as defined herein) immediately preceding the date in question, except as otherwise described herein. Accordingly, the value of the Linked Shares or cash to be received by holders of the ELMS at the Exchange Date or Cash Settlement Date will not necessarily equal the Initial Price. If the Average Market Price on the Exchange Date is less than the Initial Price, the value of the Linked Shares received by the Trust at the Exchange Date will be less than the price paid for the ELMS. See "Investment Objectives and Policies" and "Risk Factors -- Price Risk of the Linked Shares between the Exchange Date and the Cash Settlement Date."

      The Trust has adopted a policy that the Contract and the Linked Shares received thereunder may not be disposed of, and the Option and its obligations thereunder may not be disposed of, during the term of the Trust. The Trust will continue to hold the Contract, the Linked Shares and the Option and its obligations thereunder despite any significant decline in the market price of the Linked Shares or adverse changes in the financial condition of the Company.

      The ELMS are designed to provide investors with a higher yield than the current dividend yield on the Linked Shares. However, there is no assurance that the yield on the ELMS will be higher than the dividend yield on the Linked Shares over the term of the Trust. ELMS may be a suitable investment for those investors who are capable of evaluating the risks involved in making an investment in shares of the Company and the advantages and disadvantages of doing so in a manner which will give investors in the ELMS a potentially higher yield but a lesser opportunity for equity appreciation than would be afforded by a direct investment in the Linked Shares. See "Investment Objectives and Policies."

      Attached hereto as Appendix A is a prospectus of the Company relating to the Linked Shares that may be received by holders of ELMS at the Exchange Date. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the ELMS and will have no obligations with respect to the ELMS. The Linked Shares are listed on the New York Stock Exchange ("NYSE") under the symbol " ."

      The Trust will be a grantor trust for U.S. federal income tax purposes and each holder will be treated as the owner of its pro rata portion of the U.S. Treasury securities and the rights of the Trust under the Contract and the Option. The U.S. Treasury securities will be treated as having "original issue discount" which holders must recognize currently as income as it accrues. Holders will not recognize income, gain or loss upon the Trust's entry into the Contract nor will the delivery of Linked Shares pursuant to the Contract be taxable to holders. Although the matter is not free from doubt, holders should not recognize income, gain or loss with respect to the Contract over its term. For a discussion of the principal United States federal income tax consequences of ownership of ELMS, see "Certain United States Federal Income Tax Considerations."

      Application will be made to list the ELMS on the New York
Stock Exchange, subject to notice of issuance, under the symbol
___.

      THE TRUST IS A NEWLY ORGANIZED CLOSED-END INVESTMENT COMPANY WITH NO PREVIOUS HISTORY OF PUBLIC TRADING. TYPICAL CLOSED-END FUND SHARES FREQUENTLY TRADE AT A PREMIUM TO OR DISCOUNT FROM NET ASSET VALUE. THIS CHARACTERISTIC OF INVESTMENTS IN A CLOSED-END INVESTMENT COMPANY IS A RISK SEPARATE AND DISTINCT FROM THE RISK THAT THE TRUST'S NET ASSET VALUE WILL DECREASE. THE TRUST CANNOT PREDICT WHETHER ITS SHARES WILL TRADE AT, BELOW OR ABOVE NET
ASSET VALUE. THE RISK OF PURCHASING INVESTMENTS IN A CLOSED-END COMPANY THAT MIGHT TRADE AT A DISCOUNT MAY BE GREATER FOR INVESTORS WHO WISH TO SELL THEIR INVESTMENTS SOON AFTER
COMPLETION OF AN INITIAL PUBLIC OFFERING.

      The address of the Trust is 30 Rockefeller Plaza, New York,
New York 10020, and the Trust's telephone number is (212)
632-6000. Investors are advised to read this Prospectus and to retain it for future reference.

       "ELMS" is a service mark of Lazard Freres & Co. LLC.

                        PROSPECTUS SUMMARY

      The following is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

The Trust

      ELMS Trust (the "Trust") is a newly organized, finite-term Delaware business trust that is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust will have a term of four years that will expire on , 2001 (the "Cash Settlement Date"), subject to early termination
on          , 2001 (the "Exchange Date") in the event that the
ELMS are exchanged for Linked Shares. The Trust will be treated as a grantor trust for U.S. federal income tax purposes.

The Offering

      ELMS representing shares of beneficial interest in the
Trust are being offered for sale by Lazard Freres & Co. LLC (the
"Underwriter") to the public at a purchase price of $         per
ELMS (the "Initial Price"), the last sale price of the Linked Shares
of Company (the "Company") on       , 1997, as reported on the New York
Stock Exchange Composite Tape). In addition, the Underwriter has
been granted an option to purchase up to an additional       ELMS
to cover over-allotments, if any. See "Underwriting."

Assets of the Trust; Investment Objectives and Policies

      The Trust will purchase and hold (i) a series of zero-coupon U.S. Treasury securities with face amounts and maturities corresponding to the quarterly cash distributions payable with respect to the ELMS and the payment dates thereof comprising approximately xx% of the initial net assets of the Trust and (ii) a forward purchase contract (the "Contract") with an existing stockholder (the "Seller") of the Company relating to the Linked Shares comprising approximately xx% of the initial net assets of the Trust.

      The Trust will also be a party to an option agreement (the "Option"), which will become effective when Linked Shares are delivered to the Trust on the Exchange Date, under which the Seller will have the right, on not less than 60 days written notice prior to the Cash Settlement Date, to purchase such Linked Shares at a price per share equal to the Average Market Price (as defined herein) on the Cash Settlement Date. Upon receipt of notice of exercise from the Seller, the Trust will notify holders of the ELMS that the ELMS will be exchanged for cash on the Cash Settlement Date. Failure by the Seller to give the required notice 60 days prior to the Cash Settlement Date will result in the expiration of the Seller's rights under the Option. In the event that the Option is not exercised, ELMS will be exchanged for Linked Shares on the Exchange Date.

      The Trust's investment objective is to provide each Holder
with a quarterly distribution of $          per ELMS over the
term of the Trust, equal to the pro rata portion of the quarterly cash distributions from the U.S. Treasury securities. It is also the Trust's investment objective to provide each Holder, upon exchange of the ELMS, a number of Linked Shares per ELMS determined in accordance with the Exchange Rate and delivered on the Exchange Date, or, in lieu thereof, the Cash Settlement Amount (as defined below), payable on the Cash Settlement Date. The "Exchange Rate" is equal to, subject to certain adjustments,
(a) if the Average Market Price on the Exchange Date is greater than or equal to the Threshold Appreciation Price, 0.xxxx Linked Shares per ELMS, (b) if the Average Market Price on the Exchange Date is less than the Threshold Appreciation Price but is greater than the Initial Price, a fractional Linked Share per ELMS so that the value thereof at the Average Market Price on the Exchange Date equals the Initial Price and (c) if the Average Market Price on the Exchange Date is less than or equal to the Initial Price, one Linked Share per ELMS. The "Cash Settlement Amount" is equal to the Exchange Rate (determined according to the Average Market Price on the Exchange Date) multiplied by the Average Market Price on the Cash Settlement Date. Holders otherwise entitled to receive a fraction of a Linked Share in respect of their aggregate holdings of ELMS will receive cash in lieu thereof. See "Investment Objectives and Policies--The Contract" and "--Delivery of Linked Shares; No Fractional Linked Shares."

      While the ELMS and the Contract are outstanding, the Linked
Shares will be held by a financial institution (the "Custodian") on behalf of the Trust.

Purpose of the Trust

      The ELMS are designed to provide investors in ELMS (the "Holders") with a higher yield than the current dividend yield paid on the Linked Shares, while also providing the opportunity for Holders to share in the appreciation, if any, of the Linked Shares above the Threshold Appreciation Price (as defined below). The distributions on the ELMS are as described below. Currently,
the dividend on the Linked Shares is       .

Distributions

      The Holders are entitled to receive distributions at the
rate per ELMS of $          per annum or $        per quarter,
payable quarterly on each          ,          , and or          ,
if any such date is not a Business Day (as defined herein), on the
next succeeding Business Day, to Holders of record as of each          ,
          , and          , respectively.  The first distribution
will be payable on          , 1997 to Holders of record as
of          , 1997.  See "Investment Objectives and Policies--Trust
Assets."

Mandatory Exchange

      Not less than twenty days prior to the Exchange Date, the Trust will notify Holders whether the ELMS will be exchanged for Linked Shares on the Exchange Date or for cash on the Cash Settlement Date. In the event of an exchange for Linked Shares, each ELMS will be exchanged automatically, on the Exchange Date, for a number of Linked Shares determined in accordance with the Exchange Rate, subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the Linked Shares. In the event that the Option is exercised, each ELMS will be exchanged, on the Cash Settlement Date, for an amount of cash equal to the Cash Settlement Amount. In addition, in the event of a merger of the Company into another entity, or the liquidation of the Company, or in certain related events, Holders would receive consideration in the form of cash or Reported Securities (as defined below under the caption "Investment Objectives and Policies--The Contract--Dilution Adjustments; Other Adjustment Events") rather than Linked Shares. Further, the occurrence of certain defaults by the Seller under the Contract or the collateral arrangements would cause the acceleration of the Contract and the exchange of each ELMS for an amount of Linked Shares, cash, or a combination thereof, in respect of the Linked Shares and the U.S. Treasury Securities. See "Investment Objectives and Policies--The Contract--Collateral Requirements of the Contract; Acceleration"; "-- The Option" and "-- Trust Termination".

Voting Rights

      The Holders have the right to vote on matters affecting the Trust, as described under "Description of ELMS," but will not have voting rights with respect to the Linked Shares prior to receipt thereof by the Holders as a result of the exchange of ELMS for Linked Shares on the Exchange Date. The Seller will hold the voting rights on the Linked Shares at all times prior to the Exchange Date and in the event that it acquires the Linked Shares on the Cash Settlement Date upon exercise of the Option. (As of the Exchange Date, the Seller will, if it exercises the Option, have a right to acquire the Linked Shares on a date 30 days thereafter.) During the period between the Exchange Date and the Cash Settlement Date, the Trust will vote the Linked Shares proportionately to the vote of all other holders of the Linked Shares. See "Investment Objectives and Policies--The Company."

Certain United States Federal Income Tax Considerations

      There are no regulations, published rulings or judicial decisions addressing the characterization for federal income tax purposes of securities with terms substantially the same as the ELMS. The Trust intends to treat each ELMS for U.S. federal income tax purposes as a beneficial interest in a grantor trust that holds zero-coupon or stripped U.S. Treasury securities and certain rights to receive Linked Shares or cash, as set forth in the Contract and the Option (the "Seller's Obligations"). The Trust intends to report U. S. Holders' income to the Internal Revenue
Service in accordance with this treatment. Under this approach, the tax consequences of holding an ELMS will be as described below and as described in "Certain United States Federal Income
Tax Considerations." Prospective investors in the ELMS should be aware that the Internal Revenue Service might take a different view as to the proper characterization of the ELMS and of the tax consequences to a U.S. Holder.

      The U.S. Treasury securities held by the Trust will be treated for U.S. federal income tax purposes as having "original issue discount" that will accrue over the term of the U.S. Treasury securities. It is currently anticipated that a substantial portion of each quarterly cash distribution to U.S. Holders will be treated as a tax-free return of the U.S. Holders' costs of the U.S. Treasury securities and therefore will not be considered current income for U.S. federal income tax purposes. However, a U.S. Holder (whether on the cash or accrual method of tax accounting) must recognize currently as income original issue discount on the U.S. Treasury securities as it accrues.

      A U.S. Holder will not recognize income, gain or loss upon the Trust's entry into the Contract and should not recognize income, gain or loss with respect to the Contract over its term. Prospective investors in the ELMS should be aware that it is possible that the Internal Revenue Service could assert that a U.S. Holder should include in income over the term of the Contract additional amounts which together with the original issue discount on such U.S. Holder's pro rata portion of the U.S. Treasury securities should not exceed the aggregate amount of the quarterly cash distributions to such U.S. Holder.

      The delivery of Linked Shares to the Trust pursuant to the Contract will not be taxable to U.S. Holders. The distribution of Linked Shares upon the termination of the Trust will not be taxable to U.S. Holders. Each U.S. Holder's aggregate basis in its Linked Shares will be equal to its basis in its pro rata portion of the Seller's Obligations less the portion of such basis allocable to pay any fractional number of Linked Shares for which cash is received. A U.S. Holder will have taxable gain or loss upon receipt of cash in lieu of Linked Shares distributed upon termination of the Trust. In the event that the Seller exercises its rights under the Option, cash distributions to holders of ELMS on the Cash Settlement Date will be taxed as short term capital gains or losses, as the case may be.

The Company

      The Company is (description).

      Attached hereto as Appendix A is a prospectus of the Company which describes the Company and the Linked Shares that may be delivered to the Holders upon exchange of the ELMS. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the ELMS and will have no obligations with respect to the ELMS. The prospectus of the Company is being attached hereto and delivered to prospective purchasers of ELMS together with this Prospectus for convenience of reference only. The prospectus of the Company does not constitute a part of this Prospectus, nor is it incorporated by reference herein.

Management and Administration of the Trust

      The Trust will be internally managed and will not have an investment adviser. The administration of the Trust will be overseen by three Trustees. The day-to-day administration of the
Trust will be carried out by             (or its successor) as trust
administrator (the "Administrator").         (or its successor) will
also act as custodian for the Trust's assets (the "Custodian") and as paying agent, registrar and transfer agent (the "Paying Agent")
with respect to the ELMS. Except as aforesaid,               has no
other affiliation with, and is not engaged in any other transaction with, the Trust.

Term of the Trust

      The Trust will terminate automatically on or shortly after the Exchange Date or, if the ELMS are exchanged for cash, on or shortly after the Cash Settlement Date. Promptly after the Exchange Date (or the Cash Settlement Date if the ELMS are exchanged for cash), Linked Shares to be exchanged for the ELMS, or the cash equivalent thereof, and other remaining Trust assets, if any, will be distributed pro rata to Holders. See "Investment Objectives and Policies--Trust Termination."

Risk Factors

      The Trust has adopted a policy that the Contract, the Linked Shares received thereunder and any property received as a result of distributions thereon retained by the Trust may not be disposed of, and that the Option and the Trust's obligations thereunder may not be disposed of, during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contract, the Linked Shares received thereunder (and any such other property) and the Option and the Trust's obligations thereunder, despite any significant decline in the market price of the Linked Shares (or in the value of such other property) or adverse changes in the financial condition of the Company.

      The yield on the ELMS is higher than the current dividend yield on the Linked Shares. However, there is no assurance that the yield on the ELMS will be higher than the dividend yield on the Linked Shares over the term of the Trust. There can be no assurance that the value of the Linked Shares (or the Cash Settlement Amount) to be received by Holder will exceed the Initial Price. In addition, the opportunity for equity appreciation afforded by an investment in the ELMS is less than the opportunity for equity appreciation afforded by an investment in the Linked Shares. The value of the Linked Shares to be received by Holders (or if the ELMS are exchanged for cash, the value of the number of Linked Shares used in calculating the Cash Settlement Amount) will only exceed the Initial Price if the Average Market Price on the Exchange Date exceeds the Threshold Appreciation Price, which represents an appreciation of xx% over the Initial Price. Moreover, the value of Linked Shares to be received by Holders (or if the ELMS are exchanged for cash, the value as of the Exchange Date of the number of Linked Shares used in calculating the Cash Settlement Amount) will only include xx% of any appreciation of the value of the Linked Shares in excess of the Threshold Appreciation Price.

      The Cash Settlement Amount received for each ELMS is computed by reference to the Average Market Price of the Linked Shares on the Cash Settlement Date. Consequently, such Cash Settlement Amount may be less than the amount in cash a holder could have received for each ELMS if the ELMS had been exchanged for Linked Shares on the Exchange Date and sold for cash by the holder during the period between the Exchange Date and the Cash Settlement Date.

      The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury securities, the Contract and the Linked Shares and any property received as a result of distributions thereon, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

      The trading prices of the ELMS in the secondary market will be directly affected by the trading prices of the Linked Shares in the secondary market. Trading prices of the Linked Shares will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

      Holders of the ELMS will not be entitled to any voting rights with respect to the Linked Shares unless and until ELMS are exchanged for Linked Shares at the Exchange Date, and shall not be entitled to receive amounts in respect of dividends or other distributions in respect of Linked Shares until such time as the Seller shall have delivered Linked Shares pursuant to the Contract on the Exchange Date.

      A bankruptcy of the Seller could adversely affect performance of the Contract, the timing of any delivery thereunder, the amount that Holders will receive in respect of the ELMS, and the timing of any such receipt. See "Risk Factors--Risk Relating to Bankruptcy of Seller."

Listing

      Application will be made to list the ELMS on the New York
Stock Exchange ("NYSE") under the symbol "         ."

FEES AND EXPENSES

      The public offering price of the ELMS includes an
underwriting discount payable by the Trust to the Underwriter of
%  . Estimated organization costs of the Trust in the amount of
$      and estimated costs of the Trust in connection with the
initial registration and public offering of the ELMS in the amount
of $         will be paid by Lazard Freres & Co. LLC ("Lazard") at
the closing of this offering. In addition, each of the Administrator, the Custodian and the Paying Agent, and each Trustee will be paid by Lazard at the closing of this offering a one-time, up-front amount in respect of its ongoing fees and, in the case of the Administrator, anticipated expenses of the Trust (estimated to be
$        in the aggregate) over the term of the Trust. Lazard has also agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.
Lazard will be reimbursed by the Seller for all fees and expenses of the Trust and all reimbursements of indemnifications paid by it. See "Management and Administration of the Trust--Estimated Expenses."

      Regulations of the Securities and Exchange Commission (the "Commission") applicable to closed-end investment companies designed to assist investors in understanding the costs and expenses that an investor will bear directly or indirectly require the presentation of Trust expenses in the following format. Because the Trust will not bear any ongoing fees or expenses, investors will not bear any direct expenses and the only expense which investors might be considered to be bearing indirectly is the proportion of the Sales Load applicable to their ELMS which is payable by the Trust to the Underwriter from the proceeds of the offering.

Investor transaction expenses
  Sales load (as a percentage of offering price).........    %
                                                         =====
Annual Expenses
  Management Fees........................................   0%
  Other Expenses.........................................   0%
                                                         -----
    Total Annual Expenses................................   0%
                                                         =====

Commission regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example is required to factor in the applicable Sales Load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value. Investors should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the Trust. See "Investment Objectives and Policies--Trust Assets." Additionally, the Trust does not permit the reinvestment of distributions.

                                           1 Year      3 Years
                                           ------      -------
You would pay the following expenses
 (i.e., the applicable sales load)
 on a $1,000 investment, assuming
 a 5% annual return....................    $           $

                             THE TRUST

      ELMS Trust is a newly organized Delaware business trust that is registered as a closed-end management investment company under the Investment Company Act. The Trust was formed on February 7, 1997 pursuant to a Declaration of Trust dated as of February 6, 1997 (the "Declaration of Trust").

                          USE OF PROCEEDS

      The net proceeds of this offering will be used (i) to pay the purchase price under the Contract to the Seller upon closing of this offering and (ii) on or shortly after the date on which this offering is completed, to purchase a fixed portfolio comprised of a series of zero-coupon or stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly cash distributions payable with respect to the ELMS and the payment dates thereof.

                INVESTMENT OBJECTIVES AND POLICIES

Trust Assets

      The investment objectives of the Trust are to provide
holders of ELMS with a quarterly distribution of $     per ELMS over
the term of the Trust and, upon mandatory exchange of the ELMS, a number of Linked Shares per ELMS determined in accordance with an Exchange Rate (as defined herein) and delivered on the Exchange Date, or, in lieu thereof, the Cash Settlement Amount, payable on the Cash Settlement Date. The Exchange Rate is equal to, subject to certain adjustments, (a) if the Average Market Price on the
Exchange Date is greater than or equal to $      per Linked Share
(the "Threshold Appreciation Price"), 0.xxxx Linked Shares per ELMS,
(b) if the Average Market Price on the Exchange Date is less than the Threshold Appreciation Price but is greater than the Initial Price, a fractional Linked Share per ELMS so that the value thereof at the Average Market Price on the Exchange Date equals the Initial Price and (c) if the Average Market Price on the Exchange Date is less than or equal to the Initial Price, one
Linked Share per ELMS. The Cash Settlement Amount is equal to the Exchange Rate (determined according to the Average Market Price on the Exchange Date) multiplied by the Average Market Price on the Cash Settlement Date.

      There can be no assurance that the value of the Linked Shares or cash to be received by holder of ELMS at the Exchange Date will be equal to or greater than the Initial Price of the ELMS. If the ELMS are to be exchanged for Linked Shares and the Average Market Price of the Linked Shares on the Exchange Date is less than the Initial Price, such value of the Linked Shares to be received at the Exchange Date will be less than the amount paid for the ELMS, in which case an investment in ELMS will result in a loss. If the ELMS are to be exchanged for cash and the Average Market Price of the Linked Shares on either of the Exchange Date or the Cash Settlement Date is less than the Initial Price, the value of the cash to be received may be less than the amount paid for the ELMS, in which case an investment in ELMS may result in a loss. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of ELMS will receive cash in lieu thereof. See "--Delivery of Linked Shares; No Fractional Linked Shares" below. Notwithstanding the foregoing, (i) in the case of certain dilution events, the Exchange Rate will be subject to adjustment and (ii) in the case of certain reorganization events, the consideration received by Holders at the Exchange Date will be cash or Reported Securities (as defined herein) or a combination thereof, rather than Linked Shares. See "--The Contract--Dilution Adjustments; Other Adjustment Events" below.

      The Trust has adopted a fundamental policy to invest at least [xx%] of its portfolio in the Contract or the Linked Shares or other assets received in respect thereof. The Contract will comprise [xx%] of the Trust's initial assets. The Trust has also adopted a fundamental policy that the Contract and the Linked Shares received thereunder may not be disposed of, and the Option and the Trust's obligations thereunder may not be assigned or otherwise disposed of, during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to their respective maturities. The foregoing fundamental policies of the Trust may not be changed without the vote of a majority in interest of the Holders.

      The Trust will also be a party to an option agreement (the "Option"), which will become effective when Linked Shares are delivered to the Trust on the Exchange Date, under which the Seller will have the right, on not less than 60 days written notice prior to the Cash Settlement Date, to purchase such Linked Shares at a price per share equal to the Average Market Price on the Cash Settlement Date. Upon receipt of notice of exercise from the Seller, the Trust will notify holders of the ELMS that the ELMS will be exchanged for cash on the Cash Settlement Date. Failure by the Seller to give the required notice 60 days prior to the Cash Settlement Date will result in the expiration of the Seller's rights under the Option. In the event that the Option is not exercised, an exchange of ELMS into Linked Shares will take place on the Exchange Date.

      The "Average Market Price" on the Exchange Date or on the Cash Settlement Date means the average Closing Price per Linked Share on the 10 immediately preceding Trading Days; provided, however, that if there are not 10 Trading Days for the Linked Shares following the 60th calendar day immediately prior to, but not including, the Exchange Date or the Cash Settlement Date, the Average Market Price shall be defined as the market value per Linked Share as of the Exchange Date or the Cash Settlement Date, as the case may be, as determined by a nationally recognized independent investment banking firm retained for this purpose by the Seller. The "Closing Price" of any security on any date of determination means the closing sale price (or, if no closing price is reported, the last reported sale price) of such security on the NYSE on such date or, if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal U.S. securities exchange on which such security is so listed, or if such security is not so listed on a U.S. national or regional securities exchange, as reported by The NASDAQ National Market, or, if such security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization. A "Trading Day" is defined as a day on which the security the Closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.

      For illustrative purposes only, the following chart shows the number of Linked Shares that a Holder would receive for each ELMS (or if the ELMS are exchanged for cash, the number of Linked Shares that would be used to calculate the Cash Settlement Amount) at various values of the Average Market Price at the Exchange Date. The chart assumes that there would be no adjustments to the Exchange Rate by reason of the occurrence of any of the events described under "--The Contract--Dilution Adjustments; Other Adjustment Events" below. There can be no assurance that the Average Market Price at the Exchange Date will be within the range set forth below. Given the Initial Price of
$        per ELMS and a Threshold Appreciation Price of $     ,
a Holder would receive at the Exchange Date the following number of Linked Shares per ELMS:

       Average Market Price of     Number of Linked Shares
       Linked Shares at the
       Exchange Date








      In the event that the Seller exercises the Option, the amount of cash per Linked Share to be received by a Holder will be determined based on the Average Market Price on the Cash Settlement Date, which can be expected to be different from the Average Market Price on the Exchange Date. See "Risk Factors -- Price Risk of the Linked Shares between the Exchange Date and the Cash Settlement Date."

      The following table sets forth information regarding the distri-butions to be received on the U.S. Treasury securities held by the Trust, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on the U.S. Treasury securities with respect to a Holder who acquires its ELMS at the issue price from an Underwriter pursuant to the original offering. See "Certain United States Federal Income Tax Considerations."

        Annual         Annual Gross
     Gross Distri-  Distributions from                Annual Inclusion
     butions from      U.S. Treasury   Annual Return  of Original Issue
     U.S. Treasury      securities      of Capital       Discount in
      securities         per ELMS        per ELMS      Income per ELMS
     -------------  ------------------ -------------  -----------------
Year
----
1997   $                  $              $               $
1998
1999
2000


      The annual distribution of $        per ELMS is payable
quarterly on each            ,          ,            and          ,
commencing           , 1997.  Quarterly distributions on the ELMS
will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends with respect to the Linked Shares until such time as the Seller shall have delivered Linked Shares pursuant to the Contract at the Exchange Date.

Enhanced Yield; Less Potential for Equity Appreciation than Linked Shares

      The yield on the ELMS is higher than the current dividend yield on the Linked Shares. However, there is no assurance that the yield on the ELMS will be higher than the dividend yield on the Linked Shares over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the ELMS is less than the opportunity for equity appreciation afforded by an investment in the Linked Shares. The value of the Linked Shares to be received by Holders (or if the ELMS are exchanged for cash, the value of the number of Linked Shares used in calculating the Cash Settlement Amount) will only exceed the Initial Price if the Average Market Price at the Exchange Date exceeds the Threshold Appreciation Price, which represents an appreciation of [xx]% over the Initial Price. Moreover, the value of Linked Shares received by Holders (or if the ELMS are exchanged for cash, the value of the number of Linked Shares used in calculating the Cash Settlement Amount) will only include [xx]% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of the Linked Shares in excess of the Threshold Appreciation Price.

The Company

(description of the Company)

      Holders of the ELMS will not be entitled to any rights with respect to the Linked Shares (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Seller shall have delivered Linked Shares pursuant to the Contract at the Exchange Date. If the ELMS are exchanged for cash and the record date for any dividend on the Linked Shares falls between the Exchange Date and the Cash Settlement Date, the Trust will be entitled to a portion of any ordinary dividends received by the Trust after the Exchange Date and prior to the Cash Settlement Date equal to the duration of the Trust's period of ownership of the Linked Shares during the dividend period divided by the duration of the dividend period.

      Attached hereto as Appendix A is a prospectus of the Company which describes the Company and the Linked Shares to be delivered to the Trust pursuant to the Contract on the Exchange
Date.

      The Linked Shares are traded on the NYSE. The following table sets forth, for the indicated periods, the reported high and low sales prices of the Linked Shares on the NYSE Composite
Tape and the cash dividends per Linked Share. As of       , 1996,
there were record holders of the Linked Shares, including The Depository Trust Company (the "Depositary") which holds Linked Shares on behalf of an indeterminate number of beneficial owners.

                 High            Low            Dividend Per Share
                 ----            ---            ------------------
1995             $               $              $
    1st Quarter
    2nd Quarter
    3rd Quarter
    4th Quarter
1996
    1st Quarter
    2nd Quarter
    3rd Quarter
    4th Quarter



       The Company is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Accordingly, the Company files reports, proxy and information statements and other information with the Securities and Exchange Commission (the "Commission"). Copies of such material can be inspected and copied at the public reference facilities maintained by the Commission at the addresses specified under "Available Information" in the prospectus of the Company attached hereto. Reports, proxy and information statements and other information concerning the Company may also be inspected at the offices of the NYSE.

      The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the ELMS and will have no obligations with respect to the ELMS. This Prospectus relates only to the ELMS offered hereby and does not relate to the Company or the Linked Shares. The Company has filed a registration statement on Form F-3 with the Commission with respect to the Linked Shares to be received by a Holder of ELMS at the Exchange Date. The prospectus of the Company constituting a part of such registration statement includes information relating to the Company and the Linked Shares, including certain risk factors relevant to an investment in Linked Shares. The prospectus of the Company is being attached hereto and delivered to prospective purchasers of ELMS together with this Prospectus for convenience of reference only. The prospectus of the Company does not constitute a part of this Prospectus, nor is it incorporated by reference herein.

The Contract

      General. The Trust will enter into the Contract with the Seller obligating the Seller to deliver to the Trust on the Exchange Date a number of Linked Shares equal to the product of the Exchange Rate times the initial number of Linked Shares subject to the Contract. The aggregate initial number of Linked Shares under the Contract will equal the aggregate number of ELMS offered hereby (subject to increase in the event the Underwriters exercise their overallotment option). The Contract may not be assigned by either party without the prior written consent of the other party thereto.

      The purchase price under the Contract is equal to $        per
Linked Share and $         in the aggregate and is payable to the
Seller by the Trust on the closing of this offering. The purchase price and other terms of the Contract were arrived at by arm's length negotiations between the Trust and the Seller taking into consideration factors including the price, expected dividend level and volatility of the Linked Shares, current interest rates, the term of the Contract, current market volatility generally, the collateral security pledged by the Seller, the value of other similar instruments and the costs and anticipated proceeds of the offering of the ELMS. All matters relating to the administration of the Contract will be the responsibility of either the Trust's Administrator or Custodian.

      Dilution Adjustments; Other Adjustment Events. The Exchange Rate is subject to adjustment if on or prior to the Exchange Date the Company shall (i) pay a stock dividend or make a distribution, in either case, with respect to Linked Shares in such shares, (ii) subdivide or split its outstanding Linked Shares, (iii) combine its outstanding Linked Shares into a smaller number of shares, (iv) issue by reclassification (other than a reclassification pursuant to clause (ii), (iii), (iv) or
(v) of the definition of Adjustment Event below) of Linked Shares any shares of the Company or (v) issue rights or warrants to all holders of Linked Shares entitling them to subscribe for or purchase Linked Shares (other than rights to purchase Linked Shares pursuant to a plan for the reinvestment of dividends or interest) at a price per share less than the Market Price (as defined below) of the Linked Shares on the Business Day next following the record date for the determination of holders of Linked Shares entitled to receive such rights or warrants. Any such event shall be deemed to occur prior to the Exchange Date if it occurs or the record date therefor falls on or prior to the Exchange Date.

      In the case of the events referred to in clauses (i), (ii),
(iii) and (iv) above, the Exchange Rate shall be adjusted by adjusting each of the Share Components (as defined below) of the Exchange Rate in effect immediately prior to such event so that a Holder of any ELMS shall be entitled to receive, in the event that ELMS are exchanged for Linked Shares on the Exchange Date, the number of Linked Shares (or, in the case of a reclassification referred to in clause (iv) above, the number of other shares of the Company issued pursuant thereto) which such Holder would have owned or been entitled to receive immediately following such event had such ELMS been exchanged immediately prior to such event or any record date with respect thereto. The Seller shall be obligated to deliver under the Contract such aggregate number of Linked Shares as so adjusted. Each of the numbers of Linked Shares per ELMS specified in clause (a) and (c) of the definition of Exchange Rate is a "Share Component."

      In the case of the event referred to in clause (v) above, the Exchange Rate shall be adjusted by multiplying each of the Share Components of the Exchange Rate in effect on the record date for the issuance of the rights or warrants referred to in clause (v) above, by a fraction, of which the numerator shall be
(A) the number of Linked Shares outstanding on the record date for the issuance of such rights or warrants, plus (B) the number of additional Linked Shares offered for subscription or purchase pursuant to such rights or warrants, and of which the denominator shall be (x) the number of Linked Shares outstanding on the record date for the issuance of such rights or warrants, plus (y) the number specified in clause (B) above multiplied by the exercise price of such rights or warrants and then divided by the Market Price of the Linked Shares on the Business Day next following the record date for the determination of holders of Linked Shares entitled to receive such rights or warrants. To the extent that such rights or warrants expire prior to the Exchange Date and Linked Shares are not delivered pursuant to such rights or warrants prior to such expiration, the Exchange Rate shall be readjusted to the Exchange Rate which would then be in effect had such adjustments for the issuance of such rights or warrants been made upon the basis of delivery of only the number of Linked Shares actually delivered pursuant to such rights or warrants. Any Linked Shares issuable in payment of a dividend shall be deemed to have been issued immediately prior to the close of business on the record date for such dividend for purposes of calculating the number of outstanding Linked Shares under this paragraph.

      "Market Price" means, as of any date of determination, the average Closing Price per Linked Share on the 10 Trading Days immediately prior to the date of determination; provided, however, that if there are not 10 Trading Days for the Linked Shares occurring later than the 60th calendar day immediately prior to, but not including, such date, the Market Price shall be determined as the market value per Linked Share as of such date as determined by a nationally recognized investment banking firm retained for such purpose by the Seller.

      All adjustments to the Exchange Rate will be calculated to the nearest 1/10,000th of a Linked Share (or, if there is not a nearest 1/10,000th of a share, to the next lower 1/10,000th of a share). No adjustment in the Exchange Rate shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment. If an adjustment is made to the Exchange Rate pursuant to clauses (i), (ii), (iii), (iv) or (v) above, an adjustment shall also be made to the Average Market

Price at the Exchange Date as such term is used throughout the definition of Exchange Rate. The required adjustment to the Average Market Price at the Exchange Date shall be made at the Exchange Date by multiplying the Average Market Price at the Exchange Date by the cumulative number or fraction determined pursuant to the Exchange Rate adjustment procedure described above. In the case of the reclassification of any Linked Shares into any shares of common stock of the Company other than Linked Shares, such shares shall be deemed Linked Shares solely to determine the Average Market
Price at the Exchange Date and to apply the Exchange Rate at the Exchange Date. Each such adjustment to the Exchange Rate and the Average Market Price at the Exchange Date shall be made successively.

      In the event on or prior to the Exchange Date of (i) any dividend or distribution by the Company to all holders of Linked Shares of evidences of its indebtedness or other assets (excluding any dividends or distributions referred to in clause
(i) of the first paragraph under this caption "--Dilution Adjustments; Other Adjustment Events," any Linked Shares issued pursuant to a reclassification referred to in clause (iv) of such paragraph and any Ordinary Cash Dividends (as defined below)) or any issuance by the Company to all holders of Linked Shares of rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in clause
(v) of the first paragraph under this caption "--Dilution Adjustments; Other Adjustment Events"), (ii) any consolidation or merger of the Company with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Linked Shares outstanding immediately prior to the merger or consolidation are not exchanged for cash, securities or other property of the Company or another corporation), (iii) any sale, transfer, lease or conveyance to another corporation of the property of the Company as an entirety or substantially as an entirety, (iv) any statutory exchange of securities of the Company with another corporation (other than in connection with a merger or acquisition) or (v) any liquidation, dissolution or winding up of the Company (any such event, an "Adjustment Event"), the Seller shall be obligated to deliver at the Exchange Date, and each Holder will receive at the Exchange Date, in lieu of or (in the case of an Adjustment Event described in clause (i) above) in addition to, Linked Shares or the Cash Settlement Amount, as applicable, cash in an amount per ELMS equal to (A) if the Maturity Price (as defined below) is greater than or equal to the Threshold Appreciation Price, 0.xxxx multiplied by the Transaction Value (as defined below), (B) if the Maturity Price is less than the Threshold Appreciation Price but is greater than the Initial Price, the product of (x) the Initial Price divided by the Maturity Price multiplied by (y) the Transaction Value and
(C) if the Maturity Price is less than or equal to the Initial Price, the Transaction Value. Following an Adjustment Event, the "Maturity Price" shall equal the sum of (A) if Linked Shares are outstanding at the Exchange Date, the Average Market Price at the Exchange Date of such Linked Shares (as adjusted pursuant to the method set forth in the preceding paragraph), otherwise zero, plus (B) the Transaction Value. Any Adjustment Event shall be deemed to occur prior to the Exchange Date if it occurs or if the record date therefor falls on or prior to the Exchange Date.


      Notwithstanding the foregoing, with respect to any securities received in an Adjustment Event that (A) are (i) listed on a United States national securities exchange, (ii) reported on a United States national securities system subject to last sale reporting, (iii) traded in the over-the-counter market and reported on the National Quotation Bureau or similar organization or (iv) for which bid and ask prices are available from at least three nationally recognized investment banking firms and (B) are either (x) perpetual equity securities or (y) non-perpetual equity or debt securities with a stated maturity after the Exchange Date of the ELMS ("Reported Securities"), the Seller may, at its election, in lieu of delivering the amount of cash deliverable in respect of Reported Securities received in an Adjustment Event, as determined in accordance with the previous paragraph, deliver a number of such Reported Securities with a value equal to such cash amount, as determined in accordance with clause (ii) of the definition of Transaction Value; provided, however, that if such election is made, the Seller shall deliver Reported Securities in respect of all, but not less than all, cash amounts that would otherwise be deliverable in respect of Reported Securities received in an Adjustment Event. If the
Seller elects to deliver Reported Securities, each Holder of ELMS will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such Reported Securities. If, following any Adjustment Event, any Reported Security ceases to qualify as a Reported Security, then
(x) the Seller may no longer elect to deliver such Reported Security in lieu of an equivalent amount of cash and (y) notwithstanding clause (ii) of the definition of Transaction Value, the Transaction Value of such Reported Security shall mean the fair market value of such Reported Security on the date such security ceases to qualify as a Reported Security, as determined by a nationally recognized investment banking firm retained for this purpose by the Seller.

      The amount of cash and/or the kind and number of securities into which the ELMS shall be exchangeable after an Adjustment Event shall be subject to adjustment following the date of such Adjustment Event in the same manner and upon the occurrence of the same type of events as described under this caption "--Dilution Adjustments; Other Adjustment Events" with respect to Linked Shares and the Company.

      For purposes of the foregoing, the term "Ordinary Cash Dividend" means, with respect to any consecutive 365-day period, any dividend with respect to Linked Shares paid in cash to the extent that the amount of such dividend, together with the aggregate amount of all other dividends on the Linked Shares paid in cash during such 365 day period, does not exceed on a per share basis xx% of the average of the Closing Prices of the Linked Shares over such 365-day period. For purposes of this paragraph, any dividends will be deemed to be paid as of the record date for such dividend.

      The term "Transaction Value" means (i) for any cash received in any Adjustment Event, the amount of cash received per Linked Share, (ii) for any Reported Securities received in any Adjustment Event, an amount equal to (x) the average Closing Price per security of such Reported Securities on the 10 Trading Days immediately prior to the Exchange Date multiplied by (y) the number of such Reported Securities (as adjusted pursuant to the second preceding paragraph) received per Linked Share and (iii) for any property received in any Adjustment Event other than cash or such Reported Securities, an amount equal to the fair market value of the property received per Linked Share on the date such property is received, as determined by a nationally recognized investment banking firm retained for this purpose by the Seller; provided, however, that in the case of clause (ii), (x) with respect to securities that are Reported Securities by virtue of only clause (iv) of the definition of Reported Securities above, Transaction Value with respect to any such Reported Security means the average of the mid-point of the last bid and ask prices for such Reported Security as of the Exchange Date from each of at least three nationally recognized investment banking firms retained for such purpose by the Seller multiplied by the number of such Reported Securities (as adjusted pursuant to the method set forth in the second preceding paragraph) received per Linked Share and (y) with respect to all other Reported Securities, if there are not 10 Trading Days for any particular Reported Security occurring after the 60th calendar day immediately prior to, but not including, the Exchange Date, Transaction Value with respect to such Reported Security means the market value per security of such Reported Security as of the Exchange Date as determined by a nationally recognized investment banking firm retained for such purpose by the Seller multiplied by the number of such Reported Securities (as adjusted pursuant to the method set forth in the second preceding paragraph) received per Linked Share. For purposes of calculating the Transaction Value, any cash, Reported Securities or other property receivable in an Adjustment Event shall be deemed to have been received immediately prior to the close of business on the record date for such Adjustment Event or, if there is no record date for such Adjustment Event, immediately prior to the close of business on the effective date of such Adjustment Event.

      No adjustments will be made for certain other events, such as offerings of Linked Shares by the Company for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of Linked Shares by the Seller.

      The Trust is required, within ten Business Days following the occurrence of an event that requires an adjustment to the Exchange Rate or the occurrence of an Adjustment Event (or, in either case, if the Trust is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to each Holder of ELMS of the occurrence of such event including a statement in reasonable detail setting forth the method by which the adjustment to the Exchange Rate or change in the consideration to be received by holders following the Adjustment Event was determined and setting forth the revised Exchange Rate or consideration, as the case may be; provided, however, that, in respect of any adjustment to the Average Market Price at the Exchange Date, such notice will only disclose the factor by which the Average Market Price at the Exchange Date is to be multiplied in order to determine which clause of the Exchange Rate definition will apply at the Exchange Date.

      Collateral Requirements of the Contract; Acceleration. The Seller's obligations under the Contract will be secured by a security interest in the maximum number of Linked Shares subject to such Contract (subject to adjustment in accordance with the dilution provisions of such Contract), pursuant to a Collateral
Agreement among such Seller, the Trust and          , as collateral
agent (the "Collateral Agent"). Unless the Seller is in default in its obligations under the Collateral Agreement, the Seller will be permitted to substitute for the pledged Linked Shares collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral for Linked Shares will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% of the product of the market price of the Linked Shares at the time of each valuation times the number of Linked Shares for which such obligations are being substituted. The Collateral Agreement will provide that, in the event of an Adjustment Event, the Seller will pledge as alternative collateral any Reported Securities, plus cash in an amount at least equal to the Transaction Value of any consideration other than Reported Securities, received by it in respect of the maximum number of Linked Shares subject to the Contract at the time of the Adjustment Event. The number of shares of Reported Securities required to be pledged shall be subject to adjustment if any event requiring a dilution adjustment under the Contract shall occur. The Seller will be permitted to substitute U.S. Government obligations for Reported Securities or cash pledged after any Adjustment Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of: (A) in the case of obligations substituted for pledged shares of Reported
Securities, not less than 150% of the product of the market price per share of Reported Securities at the time of each valuation times the number of Reported Securities for which such obligations are being substituted; and (B) in the case of obligations substituted for pledged cash, not less than 105% of the amount of cash for which such obligations are being substituted. The Collateral Agent will promptly pay over to the Seller any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral, including any substitute collateral, unless the Seller is in default of its obligations under the Collateral Agreement, or unless the payment of such amount to the Seller would cause the collateral to become insufficient under the Collateral Agreement.

      The occurrence of a Collateral Event of Default (as defined below) under the Collateral Agreement, or the bankruptcy or insolvency of the Seller, will cause an automatic acceleration of the Contract. In any such event, the Seller will become obligated to deliver Linked Shares (or, after an Adjustment Event, Reported Securities or cash or a combination thereof) having an aggregate value equal to the "Aggregate Acceleration Value" under the Contract. The Aggregate Acceleration Value will be based on an "Acceleration Value" determined by the Administrator on the basis of quotations from independent dealers. Each quotation will be for the amount that would be paid to the relevant dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive Linked Shares on the Exchange Date (or, after an Adjustment Event, the alternative consideration provided under the Contract) under a portion of the Contract that corresponds to an initial number of Linked Shares equal to 1,000. The Administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be equal to such quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the initial number of Linked Shares subject to the Contract, except that, if no quotations are provided, the Aggregate Acceleration Value will be (A) the Average Market Price per Linked Share computed as of the acceleration date times the number of Linked Shares that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the acceleration date or (B) after an Adjustment Event, the value of the alternative consideration that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the acceleration date.

      A "Collateral Event of Default" under any Collateral Agree-ment shall mean, at any time, (A) if no U.S. Government obligations shall be pledged as substitute collateral at such time, failure of the collateral to consist of at least the maximum number of Linked Shares subject to the Contract at such time (or, if an Adjustment Event shall have occurred at or prior to such time, failure of the collateral to include the amount of cash and the maximum number of Reported Securities required to be pledged as described above); (B) if any U.S. Government obligations shall be pledged as substitute collateral for Linked Shares
(or Reported Securities) at such time, failure of such U.S.

Government obligations to have a market value at such time of at least 150% of the market price of the Linked Shares (or the then-current market price per security of Reported Securities, as the case may be) times the difference between (x) the maximum number of Linked Shares (or Reported Securities) subject to the Contract at such time and (y) the number of Linked Shares (or Reported Securi-ties) pledged as collateral at such time; and (C) if any U.S. Government obligations shall be pledged as substitute collateral for any cash at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of such cash, if such failure shall not be cured within five Business Days after notice thereof is delivered to the Seller.

      Upon any acceleration, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders the value of the number of Linked Shares determined according to the second preceding paragraph, in the form of the Linked Shares then pledged by the Seller, or cash generated from the liquidation in accordance with applicable law of collateral then pledged by the Seller, or a combination thereof (or, after an Adjustment Event, in the form of Reported Securities then pledged, cash then pledged, cash generated from the liquidation of collateral then pledged, or a combination thereof). In addition, in the event that by the Exchange Date any substitute collateral has not been replaced by Linked Shares (or, after an Adjustment Event, cash or Reported Securities) sufficient to meet the obligations under the Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders the market value of the Linked Shares required to be delivered thereunder, in the form of any Linked Shares then pledged by the Seller, or cash generated from the liquidation of collateral then pledged by the Seller, or a combination thereof (or, after an Adjustment Event, the market value of the alternative consideration required to be delivered thereunder, in the form of any Reported Securities then pledged, cash then pledged, or cash generated from the liquidation of collateral then pledged, or a combination thereof).

      Description of Seller. A brief description of the Seller will be added by amendment. Specific information on the holdings of the Seller, as required by the Securities Act of 1933, as amended (the "Securities Act"), will be included in the prospectus of the Company attached hereto.

The Option

      The Trust and the Seller will enter into an option agreement (the "Option") which, once it has become effective, will entitle the Seller to purchase all, but not a fraction, of the Linked Shares held by the Trust on the Cash Settlement Date at a price per Linked Share equal to the Average Market Price on the Cash Settlement Date. The Option will become effective on the Exchange Date provided that (i) the Seller has given notice to the Trust not less than 30 days prior to the Exchange Date of its intent to exercise the Option and (ii) the Seller has performed its obligations under the Contract by delivering Linked Shares to the Trust. The Option may not be assigned or otherwise disposed of by either party without the prior written consent of the other party thereto.

      In the event of an Adjustment Event (other than an Adjustment Event detailed in clauses (i) and (iii) in the definition thereof) on or prior to the Cash Settlement Date but after the Exchange Date, the Option and the Seller's rights and obligations thereunder shall terminate. In the event of a reclassification of Linked Shares into any shares of common stock of the Company other than Linked Shares, such shares shall be deemed Linked Shares for purposes of the Option and shall be subject to the Seller's rights thereunder.

      If, after giving notice of its intent to exercise the Option, the Seller fails to purchase the Linked Shares held by the Trust on the Cash Settlement Date, then the Trust, without waiver of its rights against the Seller, will distribute Linked Shares to the Holders on or shortly after the Cash Settlement Date.

Temporary Investments

      For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities held by the Trust and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next following distribution date.

Trust Termination

      The Trust will terminate automatically on or shortly after the Exchange Date or, if the ELMS are exchanged for cash, on or shortly after the Cash Settlement Date. Promptly after the Exchange Date (or the Cash Settlement Date if the ELMS are exchanged for cash), Linked Shares to be exchanged for the ELMS (or after an Adjustment Event, other assets as described herein), or the cash equivalent thereof, and other remaining Trust assets, if any, will be distributed pro rata to Holders.

      In the event that the Contract is accelerated, then any U.S. Treasury securities held by the Trust will be liquidated by the Administrator and the proceeds thereof distributed pro rata to the Holders, together with the amounts distributed upon acceleration, and the term of the Trust will expire. See "--The Contract--Collateral Requirements of the Contract; Acceleration" above.

Delivery of Linked Shares; No Fractional Linked Shares

      If the Option is not exercised by the Seller, the ELMS will be exchanged for Linked Shares, which are expected to be delivered to Holders shortly after the Exchange Date. Each Holder will receive the greatest number of whole Linked Shares allocable to its ELMS, plus the cash value, based on the Average Market Price on the Exchange Date, of any fractional Linked Shares.

                      INVESTMENT RESTRICTIONS

      The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contract and the Linked Shares or other assets received pursuant to the Contract and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the ELMS; make short sales or purchase securities on margin; write put or call options except for the Option, borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has also adopted a fundamental policy that the Contract and the Linked Shares received thereunder may not be disposed of, and the Option and the Trust's obligations thereunder may not be assigned or otherwise disposed of, during the term of the Trust and that the U.S. Treasury securities may not be disposed of prior to their respective maturities.

                   RISK FACTORS RELATING TO ELMS

Internal Management; No Portfolio Management

      The Trust will be internally managed by its Trustees and will not have any separate investment adviser. It is a fundamental policy of the Trust that the Contract and the Linked Shares received thereunder may not be disposed of, and the Option and the Trust's obligations thereunder may not be disposed of, during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract or the Linked Shares despite any significant decline in the market price of the Linked Shares or adverse changes in the financial condition of the Company (or, after an Adjustment Event, comparable developments affecting any Reported Securities or the issuer thereof). The Trust will not be managed like a typical closed-end investment company.

Relationship to Linked Shares; Limitations on Opportunity for Equity Appreciation; Potential Losses

      The yield on the ELMS is higher than the current dividend yield on the Linked Shares. However, there is no assurance that the yield on the ELMS will be higher than the dividend yield on the Linked Shares over the term of the Trust.

      There can be no assurance that the value of the Linked Shares (or the Cash Settlement Amount) will be equal to or greater than the Initial Price of the ELMS. For example, if the Average Market Price on the Exchange

Date is less than the Initial Price, the value of the Linked Shares to be received by Holders (or if the ELMS are exchanged for cash, the value of the number of Linked Shares used in calculating the Cash Settlement Amount) would be less than the amount paid for the ELMS, in which case an investment in ELMS would result in a loss.

      In addition, the opportunity for equity appreciation afforded by an investment in the ELMS is less than the opportunity for equity appreciation afforded by an investment in the Linked Shares. The value of the Linked Shares to be received by Holders (or if the ELMS are exchanged for cash, the value of the number of Linked Shares used in calculating the Cash Settlement Amount) will only exceed the Initial Price if the Average Market Price on the Exchange Date exceeds the Threshold Appreciation Price, which represents an appreciation of xx% over the Initial Price. Moreover, the value of the Linked Shares to be received by Holders (or if the ELMS are exchanged for cash, the value as of the Exchange Date of the number of Linked Shares used in calculating the Cash Settlement Amount) at the Exchange Date will only include [xx]% of any appreciation of the value of the Linked Shares in excess of the Threshold Appreciation Price.

      It is impossible to predict whether the price of the Linked Shares will rise or fall. Trading prices of Linked Shares will be influenced by the Company's operational results and by complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchange on which Linked Shares are traded and the market segment of which the Company is a part. See the prospectus relating to the Company and to the Linked Shares attached hereto as Appendix A. Trading prices of the Linked Shares also may be influenced if the Seller or another principal shareholder of the Company hereafter issues securities with terms similar to those of the ELMS or otherwise
transfers     Linked Shares. As of the date hereof, the Seller held
an aggregate of Linked Shares,     shares of which (    shares if
the Underwriter's over-allotment option is exercised in full) the Seller is obligated under the Contract to deliver at the Exchange Date.

Price Risk of the Linked Shares between the Exchange Date and the Cash Settlement Date

      The Cash Settlement Amount received for each ELMS if the Option is exercised is computed by multiplying the number of Linked Shares per ELMS delivered under the Contract, determined on the Exchange Date, by the Average Market Price of the Linked Shares on the Cash Settlement Date, which can be expected to be different from the Average Market Price on the Exchange Date. Consequently, such Cash Settlement Amount may be less than the amount in cash a holder could have received for each ELMS if the ELMS had been exchanged for Linked Shares on the Exchange Date and sold for cash by the holder during the period between the Exchange Date and the Cash Settlement Date. A change in the Average Market Price on the Cash Settlement Date from the Average Market Price on the Exchange Date will not result in a change in the number of Linked Shares per ELMS delivered under the Contract.

Dilution Adjustments; Stockholder Rights

      The number of Linked Shares that Holders are entitled to receive at the termination of the Trust (or that will be used to calculate the Cash Settlement Amount) is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objectives and Policies--The Contract--Dilution Adjustments; Other Adjustment Events." Such number of shares may not be adjusted for other events, such as offerings of Linked Shares for cash or in connection with acquisitions, that may adversely affect the price of the Linked Shares and, because of the relationship between the number of Linked Shares to be received pursuant to the Contract and the price of the Linked Shares, such other events may adversely affect the trading price of the ELMS. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Linked Shares in the future, or as to the amount of any such offerings or sales. In addition, Holders of the ELMS will not be entitled to voting rights with respect to the Linked Shares unless and until the ELMS are exchanged for Linked Shares at the Exchange Date and shall not be entitled to receive amounts in respect of dividends or other distributions in respect of Linked Shares until such time as the Seller shall have delivered Linked Shares pursuant to the Contract at the Exchange Date.

Trading Value; Listing

      The ELMS have no trading history, and it is not possible to predict how they will trade in the secondary market. The trading price of the ELMS may vary considerably prior to the Exchange Date due to, among other things, fluctuations in the price of the Linked Shares (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Linked Shares are traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

      The Underwriter currently intends, but is not obligated, to make a market in the ELMS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders of the ELMS with liquidity of investment or that it will continue for the life of the ELMS.

      Application will be made to list the ELMS on the NYSE. Assuming the acceptance of such application, there can be no assurance that the ELMS will not later be delisted or that trading in the ELMS on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the ELMS on another national securities exchange or for quotation on another trading market. If the ELMS are not listed or traded on any securities exchange or trading market, or if trading of the ELMS is suspended, pricing information for the ELMS may be more difficult to obtain, and the price and liquidity of the ELMS may be adversely affected.

Net Asset Value

      The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the ELMS will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The ELMS are not subject to redemption.

Non-Diversified Status

      The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. Because the only securities held or received by the Trust will be U.S. Treasury securities, the Contract and Linked Shares received thereunder or other assets consistent with the terms of the Contract, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

Risk Relating to Bankruptcy of Seller

      The Trust believes that the Contract constitutes a "securities contract" for purposes of the Bankruptcy Code, performance of which would not be subject to the automatic stay provisions of the Bankruptcy Code in the event of a U.S. bankruptcy of the Seller. It is, however, possible that the Contract will be determined not to qualify as a "securities contract" for this purpose, in which case the Seller's bankruptcy may cause a delay in settlement of the Contract, or otherwise subject the Contract to the bankruptcy proceedings, which could adversely affect performance of the Contract, the timing of any delivery thereunder, the amount that Holders will receive in respect of the ELMS, and the timing of any such receipt.

                          NET ASSET VALUE

      The net asset value of the portfolio will be calculated by the Administrator no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of ELMS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest to be received. The Contract and, in the event that the value of the assets of the Trust is calculated between the Exchange Date and the Cash Settlement Date, the Option will be valued at the mean of the bid prices received by the Trust from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contract and the Option and with terms comparable thereto.

                      DESCRIPTION OF THE ELMS

      Each ELMS represents an equal proportional interest in the Trust. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. ELMS have no preemptive, redemption or conversion rights. The ELMS, when issued and outstanding, will be fully paid and nonassessable.

      Holders are entitled to one vote for each ELMS held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by Lazard Freres & Co. LLC as the initial holder of beneficial interests in the Trust. The Trust intends to hold annual meetings as required by the rules of the NYSE. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding ELMS, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the ELMS or to vote on other matters upon the written request of the record Holders of 51% of the ELMS (unless substantially the same matter was voted on during the preceding 12 months).

Book-Entry System

      The ELMS will be issued in the form of one or more global securities (the "Global Securities") deposited with The
Depository Trust Company (the "Depositary") and registered in the name of a nominee of the Depositary.

      The Depositary has advised the Trust and the Underwriter as follows: The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

      Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective ELMS represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriter. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

      So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the ELMS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the ELMS registered in their names and will not receive or be entitled to receive physical delivery of the ELMS in definitive form and will not be considered the owners or holders thereof.

      Linked Shares or other consideration deliverable on exchange of, and any quarterly distributions on, ELMS registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, the Company, the Seller, any Trustee, the Paying Agent, the Administrator or the Custodian for the ELMS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

      The Trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.

      A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue ELMS in definitive registered form in exchange for the Global Security representing such ELMS. In addition, the Trust may at any time and in its sole discretion determine not to have any ELMS represented by one or more Global Securities and, in such event, will issue ELMS in definitive form in exchange for all of the Global Securities representing the ELMS. Further, if the Trust so specifies with respect to the ELMS, an owner of a beneficial interest in a Global Security representing ELMS may, on terms acceptable to the Trust and the Depositary for such Global Security, receive ELMS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of ELMS represented by such Global Security equal in number to that represented by such beneficial interest and to have such ELMS registered in its name.

            MANAGEMENT AND ADMINISTRATION OF THE TRUST

Trustees

      The Trust will be internally managed by three Trustees and will not have an investment adviser. Under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust. It is a fundamental policy that the Contract and the Linked Shares received thereunder may not be disposed of, and the Option and the Trust's obligations thereunder may not be disposed of, during the term of the Trust and that the U.S. Treasury securities may not be disposed of prior to their respective maturities.

      The names of the persons who have been elected by Lazard Freres & Co. LLC, the initial Holder of the Trust, and who will serve as the Trustees are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below.

                                        Principal Occupation
 Name, Age and Address    Title         During Past Five Years
 ---------------------    -----         ----------------------







      Each Trustee who is not a director, officer or employee of any Underwriter or the Administrator, or of any affiliate
thereof, will be paid by Lazard, on behalf of the Trust, in
respect of its annual fee and anticipated out-of-pocket expenses,
a one-time, up-front fee of $      . The Trust's Managing Trustee
will also receive an additional up-front fee of $         for serving
in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

Administrator

      The day-to-day affairs of the Trust will be managed by       ,
as Trust Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust;
(ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on ELMS as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders of ELMS. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contract, the settlement of the Contract at the Exchange Date or performance under the Option, if exercised, on the Cash Settlement Date, and upon termination of the Trust).

      The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

      Except for its roles as Administrator, custodian, paying agent, registrar and transfer agent of the Trust, and except for its role as Collateral Agent under the Collateral Agreements, has no other affiliation with, and is not engaged in any other transactions with, the Trust.

      The address of the Administrator is           .

Custodian

      The Trust's custodian (the "Custodian") is           pursuant
to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new
Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The
Custodian will also act as Collateral Agent under the Collateral Agreement and will hold a perfected security interest in the Linked Shares and U.S. Government obligations or other assets consistent with the terms of the Contract.

Paying Agent

      The transfer agent, registrar and paying agent (the
"Paying Agent") for the ELMS is           pursuant to a paying
agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent

Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new
Paying Agent to carry out the duties of the Paying Agent.

Indemnification

      The Trust will indemnify each Trustee, the Administrator, the Custodian and the Paying Agent with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as Trustee, Administrator, Custodian or Paying Agent, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Lazard has agreed to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. Lazard will in turn be entitled to reimbursement from the Seller for all such reimbursements paid by it.

Distributions

      The Trust intends to distribute to Holders on a quarterly basis the proceeds of the U.S. Treasury securities held by the Trust. The first distribution, reflecting the Trust's operations
from the date of the offering, will be made on           , 1997
to Holders of record as of           , 1997. Thereafter, distri-
butions will be made on           ,           ,             and
or, if any such date is not a Business Day, on the next succeeding Business Day, of each year to Holders of record as of each
           ,           ,       and           , respectively. Upon
termination of the Trust as described in "Investment Objectives and Policies--Trust Termination," each Holder will receive its pro rata share of any remaining net assets of the Trust.

Estimated Expenses

      Lazard will pay at the Trust's inception to each of the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, ELMS certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the ELMS for sale in the various states. The aggregate of the one-time, up-front payments
described above will be in the amount of $           . Lazard will
also pay estimated organization costs of the Trust in the amount
of $           and estimated costs of the Trust in connection with
the initial registration and public offering of the ELMS in the
amount of $           at the closing of the offering.

      The amount payable to the Administrator in respect of ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. Any excess expenses will be paid by Lazard or, in the event of its failure to pay such amounts, the Seller, or, in the event of the failure of either Lazard or the Seller to pay such amounts, the Trust. Lazard will be entitled to reimbursement from the Seller for all fees and expenses of the Trust paid by it.

      CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

      The following is a summary of the principal U.S. federal income tax consequences that may be relevant to a holder of ELMS that is a citizen or resident of the United States, a domestic corporation or a person that is otherwise subject to U.S. federal income taxation on a net income basis in respect of an ELMS (a "U.S. Holder"). The discussion below is based on the advice of Cleary, Gottlieb, Steen & Hamilton.

      This summary is based on the U.S. federal income tax laws, regulations, rulings and decisions now in effect, all of which are subject to change. Except to the extent discussed below under "Non-United States Persons," this summary deals only with U.S. Holders that will hold ELMS as capital assets. This summary deals only with initial Holders and does not address tax considerations applicable to investors that may be subject to special tax rules, such as banks, insurance companies, dealers in securities, persons that will hold ELMS as a position in a "straddle" for tax purposes or as a part of a "synthetic security" or a "conversion transaction" or other integrated investment comprised of an ELMS and one or more other investments, or persons that have a
functional currency other than the U.S. dollar. It does not
include any description of the tax laws of any state or local governments or of any foreign government that may be applicable to the ELMS or to the Holders thereof. It also does not discuss the tax consequences of the ownership of the Linked Shares or Reported Securities. Prospective purchasers of ELMS are urged to
review the discussion under        in the accompanying prospectus
of the Company concerning the federal income tax consequences of an investment in the Linked Shares. INVESTORS SHOULD CONSULT
THEIR OWN TAX ADVISORS IN DETERMINING THE TAX CONSEQUENCES TO
THEM OF HOLDING ELMS, INCLUDING THE APPLICATION TO THEIR PARTICULAR SITUATION OF THE U.S. FEDERAL INCOME TAX CONSIDERATIONS DISCUSSED BELOW, AS WELL AS THE APPLICATION OF STATE, LOCAL OR OTHER TAX LAWS.

      There are no regulations, published rulings or judicial decisions addressing the characterization for federal income tax purposes of securities with terms substantially the same as the ELMS. Pursuant to the terms of the Indenture, the Trust and every holder of ELMS will be obligated (in the absence of an administrative determination or judicial ruling to the contrary) to treat an ELMS for all tax purposes as a beneficial interest in a trust that holds zero-coupon or stripped U.S. Treasury securities and certain rights to receive Linked Shares or cash, as set forth in the Contract and the Option (the "Seller's Obligations"), and to treat the Contract as a prepaid forward contract for the purchase of a variable number of Linked Shares. The Trust intends to report U.S. Holders' income to the Internal Revenue Service in accordance with this treatment. Under this approach, the tax consequences of holding an ELMS will be as described below. However, prospective investors in the ELMS should be aware that the Internal Revenue Service might take a different view as to the proper characterization of the ELMS and of the tax consequences to a U.S. Holder.

Tax Status of the Trust

      The Trust will be taxable as a grantor trust for federal income tax purposes, and income received by the Trust will be treated as income of the U.S. Holders in the manner set forth below.

Tax Consequences to United States Holders

      Tax Basis of the U.S. Treasury Securities and the Seller's Obligations. Each U.S. Holder will be considered the owner of its pro rata portion of the zero-coupon or stripped U.S. Treasury securities and the Seller's Obligations in the Trust. The cost to the U.S. Holder of its ELMS will be allocated among the U.S. Holder's pro rata portion of the U.S. Treasury securities and the Seller's Obligations (in proportion to the fair market values thereof on the date on which the U.S. Holder acquires its ELMS) in order to determine the U.S. Holder's tax bases. It is currently anticipated that approximately xx% and xx% of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury securities and as payment in consideration of the Seller's Obligations, respectively.

      Recognition of Original Issue Discount on the U.S. Treasury Securities. The U.S. Treasury securities in the Trust will consist of zero-coupon or stripped U.S. Treasury securities. A U.S. Holder will be required to treat its pro rata portion of each U.S. Treasury security in the Trust as a bond that was originally issued on the date the U.S. Holder purchased its ELMS at an original issue discount equal to the excess of the U.S. Holder's pro rata portion of the amounts payable on such U.S. Treasury security over the U.S. Holder's tax basis therefor. The amount of such excess, however, will constitute only a portion of the total amounts payable in respect of U.S. Treasury securities held by the Trust and, consequently, a substantial portion of each quarterly cash distribution to the U.S. Holders will be treated as a tax-free return of the U.S. Holders' investment in the U.S. Treasury securities and will not be considered current income for federal income tax purposes. See "Investment Objective and Policies--Trust Assets."

      A U.S. Holder (whether on the cash or accrual method of tax accounting) will be required to include original issue discount (other than original issue discount on short-term U.S. Treasury securities as defined below) in income for federal income tax purposes as it accrues on a constant yield basis. The Trust expects that more than 20% of the U.S. Holders will be accrual basis taxpayers, in which case original issue discount on any short-term U.S. Treasury security (i.e., any U.S. Treasury security with a maturity of one year or less from the date it is purchased) held by the Trust also will be required to be included in income by the U.S. Holders as it is accrued. Unless a U.S. Holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, such original issue discount will be accrued on a straight-line basis. The U.S. Holder's tax basis in a U.S. Treasury security will be increased by the amounts of any original issue discount included in income by the U.S. Holder with respect to such U.S. Treasury security.

      Treatment of the Seller's Obligations. Each U.S. Holder will be treated as owning a pro rata portion of the Seller's Obligations and as having received a pro rata portion of the Linked Shares (or cash) delivered to the Trust pursuant to the Seller's Obligations on the Exchange Date (or the Cash Settlement
Date).

      Distribution of the Linked Shares. The delivery of Linked Shares to the Trust on the Exchange Date pursuant to the Contract will not be taxable to U.S. Holders. The distribution of Linked Shares upon the termination of the Trust will not be taxable to the U.S. Holders. Each U.S. Holder's aggregate basis in its Linked Shares will be equal to its basis in its pro rata portion of the Seller's Obligations less the portion of such basis allocable to any fractional Linked Shares for which cash is received. A U.S. Holder will have taxable gain or loss upon receipt of cash in lieu of fractional Linked Shares distributed upon termination of the Trust equal to the difference between the amount of cash received and the basis of such fractional Linked Shares. A U.S. Holder's holding period for the Linked Shares will begin on the day after the Exchange Date.

      Exercise of the Option. If the Seller exercises the Option each U.S. Holder will be treated as having sold its pro rata portion of the Linked Shares on the Cash Settlement Date. Accordingly, each U.S. Holder will recognize short-term capital gain or loss equal to the difference between the amount realized and its adjusted tax basis in such portion of the Linked Shares. It is unclear whether the Option will be treated as an instrument separate from the Contract in accordance with its form, or whether the Seller's Obligations will be considered a single instrument for federal income tax purposes. Assuming that the Option is treated as a separate instrument, if the Seller does not exercise the Option, each U.S. Holder will recognize its pro rata share of the premium in respect of the Option as short-term capital gain. The amount of such premium is anticipated to be minimal.

      Sale of the ELMS. Upon a sale of all or some of a U.S. Holder's ELMS, a U.S. Holder will be treated as having sold its pro rata portion of the U.S. Treasury securities and the Seller's Obligations underlying the ELMS. The selling U.S. Holder will recognize gain or loss equal to the difference between the amount realized and the U.S. Holder's aggregate tax bases in its pro rata portion of the U.S. Treasury securities and the Seller's Obligations. Any gain or loss will be long-term capital gain or loss if the U.S. Holder has held the ELMS for more than one year, except that if the U.S. Holder sells the ELMS after the Linked Shares have been delivered to the Trust on the Exchange Date, the gain or loss in respect of the Linked Shares will be short-term capital gain or loss. The distinction between capital gain or loss and ordinary income or loss is important for purposes of the limitations on a U.S. Holder's ability to offset capital losses against ordinary income. In addition, certain individuals are subject to taxation at a reduced rate on long-term capital gains.

      Distribution of Cash or Reported Securities. If as a result of an Adjustment Event, cash, Reported Securities, or a combination of cash and Reported Securities is delivered pursuant to the Contract, a U.S. Holder will have taxable gain or loss upon receipt equal to the difference between the amount of cash received, including cash received in lieu of fractional Reported Securities, and its basis in its pro rata portion of the Seller's Obligations allocable to any Linked Shares for which such cash or fractional Reported Securities were received. Any gain or loss will be capital gain or loss, and if the U.S. Holder has held the ELMS for more than one year, such gain or loss will be long-term capital gain or loss (unless the Adjustment Event occurs after the Exchange Date and before the Cash Settlement Date). A U.S. Holder's basis in any Reported Securities received will be equal to its basis in its pro rata portion of the Seller's Obligations less the portion of such basis allocable to any Linked Shares for which cash or fractional Reported Securities were received. See "Investment Objectives and Policies -- The Contract."

      Alternative Characterizations. The Trust believes the Contract should be treated for federal income tax purposes as a prepaid forward contract for the purchase of a variable number of Linked Shares. Nevertheless, the Internal Revenue Service might assert that the Contract should be treated as a loan to the Seller in exchange for a contingent debt obligation of the Seller. If the Internal Revenue Service were to prevail in making such an assertion, a U.S. Holder might be required to include original issue discount in income over the life of the ELMS based on the excess of the anticipated value of the Linked Shares to be received in respect of the Contract over the amount paid for the Contract. In addition, a U.S. Holder would be required to include interest (rather than capital gain) in income on the Exchange
Date in an amount equal to the excess, if any, of the value of the Linked Shares received on the Exchange Date (or the proceeds from prior disposition of the Contract) over the aggregate of the basis of the Contract and any interest on the Contract previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received). The Internal Revenue Service might also assert that a U.S. Holder should simply include in income as interest the amount of cash actually received each year in respect of the ELMS.

      Fees and Expenses of the Trust. A U.S. Holder's pro rata portion of the expenses in connection with the organization of the Trust, underwriting discounts and commissions and other offering expenses should be includable in the cost to the U.S. Holder of the ELMS. However, there can be no assurance that the Internal Revenue Service will not take a contrary view. If the Internal Revenue Service were to prevail in treating such expenses as excludable from the U.S. Holder's cost of the ELMS, such expenses would not be includable in the basis of the assets of the Trust and should instead be amortizable and deductible over the term of the Trust. If such expenses were treated as amortizable and deductible, an individual U.S. Holder who itemizes deductions would be entitled to amortize and deduct (subject to any other applicable limitations on itemized deductions) such expenses over the term of the Trust only to the extent that such amortized annual expenses together with such U.S. Holder's other miscellaneous deductions exceeds 2% of such U.S. Holder's adjusted gross income.

Non-United States Persons

      In the case of a Holder of the ELMS that is a non-resident alien individual or a foreign corporation (a "Non-U.S. Person"), payments made with respect to the ELMS will not be subject to U.S. withholding tax, provided that such Holder complies with applicable certification requirements (including in general the furnishing of an Internal Revenue Service Form W-8 or a substitute form). Any capital gain realized upon the sale or other disposition of the ELMS by a Holder that is a Non-U.S. Person will generally not be subject to U.S. federal income tax if (i) such gain is not effectively connected with a U.S. trade or business of such Holder and (ii) in the case of an individual, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition or the gain is not attributable to a fixed place of business maintained by such individual in the United States.

Backup Withholding and Information Reporting

      A Holder of ELMS may be subject to information reporting and to backup withholding at a rate of 31 percent of certain amounts paid to the Holder unless such Holder (a) is a corporation or comes within certain other exempt categories and, when required, provides proof of such exemption or (b) provides a correct taxpayer identification number, certifies as to no loss of exemption from backup withholding and otherwise complies with applicable requirements of the backup withholding rules. Information reporting and backup withholding do not apply to payments made to a Holder of ELMS that is a Non-U.S. Person if the beneficial owner of the ELMS certifies as to its non-U.S. status or otherwise establishes an exemption, provided that the Trust or its agent does not have actual knowledge that the Holder is a U.S. person.

      Any amounts withheld under the backup withholding rules are not an additional tax and may be credited against the U.S.
Holder's U.S. federal income tax liability, provided that the required information is furnished to the Internal Revenue
Service.

                           UNDERWRITING

      Subject to the terms and conditions set forth in the Underwriting Agreement (the "Underwriting Agreement") among the Trust, [the Company,] each of the Seller and Lazard Freres & Co. LLC, the Trust has agreed to sell to the Underwriter, and the Underwriter has agreed to purchase the number of ELMS set forth below:

    Underwriter                                   Number of ELMS
    -----------                                   --------------
    Lazard Freres & Co. LLC..............




      In the Underwriting Agreement, the Underwriter has agreed, subject to the terms and conditions set forth therein, that the obligations of the Underwriter are subject to certain conditions precedent and that the Underwriter will be obligated to purchase all the ELMS offered hereby if any of the ELMS are purchased.

      The Underwriter proposes to offer the ELMS directly to the public initially at the public offering price set forth on the cover of this Prospectus, and to certain dealers at such price
less a concession not in excess of $       per ELMS. The
Underwriter may allow, and such dealers may reallow, a concession
not in excess of $      per ELMS to other dealers. After the initial
public offering, such public offering price and such concession and reallowance may be changed.

      The Trust has granted to the Underwriter an option,
exercisable for a 30-day period after the date of this
Prospectus, to purchase up to an additional        ELMS at
the same price per ELMS as the initial ELMS to be purchased by the Underwriter. The Underwriter may exercise such option only for the purpose of covering over-allotments, if any, incurred in connection with the sale of the ELMS offered hereby.

      The ELMS will be a new issue of securities with no established trading market. The Underwriter intends to make a market in the ELMS, subject to applicable laws and regulations. However, the Underwriter is not obligated to do so and any such market-making may be discontinued at any time at the sole discretion of the Underwriter without notice. Accordingly, no assurances can be given as to the liquidity of such market.

      The Underwriting Agreement provides that the Seller has agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or contribute to payments the Underwriter may be required to make in respect thereof.

                           LEGAL MATTERS

      Certain legal matters will be passed upon for the Trust and the Underwriter by Cleary, Gottlieb, Steen & Hamilton, New York,
New York. Certain legal matters will be passed upon for the
Company and the Seller by       .  Certain legal matters with respect
to the Contract and the Option will be passed upon for the Seller by
       . Certain U.S. federal income tax matters will be passed upon for the Trust by Cleary, Gottlieb, Steen & Hamilton.

                              EXPERTS

      The statement of assets, liabilities and capital included
in this Prospectus has been audited by        , independent auditors,
as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in auditing and accounting.

                      ADDITIONAL INFORMATION

      The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the ELMS offered hereby. Further information concerning the ELMS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.

                 REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Trustees of ELMS Trust

      In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the
financial position of ELMS Trust (the "Trust") as of      , 1997
in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

New York, New York

               , 1997

                            ELMS TRUST
                STATEMENT OF ASSETS AND LIABILITIES

                                      , 1997

ASSETS

Cash..............................................    $

Deferred organization expenses (Note 1)...........    $

Total Assets......................................    $

LIABILITIES

Organization expenses payable (Note 1)...........     $

SHAREHOLDERS' EQUITY

ELMS representing shares of beneficial interest,
$    par value,       share authorized,
        shares issued and outstanding                 $

Total liabilities and shareholders' equity........    $

NET ASSETS........................................    $

Net asset value per share.........................    $

Note 1.  Organization

      ELMS Trust (the "Trust") was established as a Delaware
business trust on February 6, 1997, and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and
issuance of      ELMS for $          to Lazard Freres & Co. LLC
("Lazard"). The costs incurred in connection with the organization of the Trust and this offering will be paid by Lazard.

                                                         APPENDIX A

                       (Company Prospectus)

No dealer, salesperson or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Trust or the Underwriter.
Neither the delivery of this Prospectus nor any sale made hereunder shall, under any circumstances, create any implication that there has been no change in the affairs of the Trust since the date hereof or that the information herein is correct as of any time subsequent to its date. However, if any material change occurs while this Prospectus is required by law to be delivered, this Prospectus will be amended or supplemented accordingly. This Prospectus does not constitute an offer or solicitation by anyone in any jurisdiction in which such offer or solicitation is not authorized or in which the person making such offer or solicitation is not qualified to do so or to any person to whom it is unlawful to make such an offer or solicitation.



         Table of Contents
                                        Page
Prospectus Summary.........               3
Fees and Expenses..........               7
The Trust..................               8
Use of Proceeds............               8
Investment Objectives and Policies        8
Investment Restrictions....              17
Risk Factors Relating to ELMS            17
Net Asset Value............              20
Description of the ELMS....              20
Management and Administration
  of the Trust.............              21
Certain United States Federal
  Income Tax Considerations              23
Underwriting...............              27
Legal Matters..............              28
Experts....................              28
Additional Information.....              28
Report of Independent Accountants        29
Statement of Assets and Liabilities      30
Appendix A.................             A-1

            -------------

Until         , 1997, all dealers effecting transactions
in the ELMS, whether or not participating in this distribution, may be required to deliver a Prospectus. This is in addition to the obligation of dealers to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.



                        1,000,000 ELMS (SM)




                           ELMS TRUST











                    Prospectus
                    Dated                   , 1997


                     Lazard Freres & Co. LLC

                              PART C
                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      1.   Financial Statements

      Part A  --     (i)  Report of Independent Accountants

                     (ii) Statement of Assets and Liabilities
                          as of         , 1997

      Part B  --   none

      2.   Exhibits

(a)(1) --   Declaration of Trust dated as of February 6, 1997/**/
(a)(2) --   Certificate of Trust/**/
(b)    --   Not applicable
(c   ) --   Not applicable
(d)(1) --   Form of specimen certificate of ELMS/*/
(d)(2) --   Portions of the Declaration of Trust defining
            the rights of Holders of ELMS/*/
(e)    --   Not applicable
(f)    --   Not applicable
(g)    --   Not applicable
(h)    --   Form of Underwriting Agreement/*/
(i)    --   Not applicable
(j)    --   Form of Custodian Agreement/*/
(k)(1) --   Form of Administration Agreement/*/
(k)(2) --   Form of Paying Agent Agreement/*/
(k)(3) --   Form of Purchase Contract/*/
(l)    --   Opinion and Consent of Counsel to the Trust/*/
(m)    --   Not applicable
(n)(1) --   Tax Opinion of Counsel to the Trust (Consent
            contained in Exhibit 2.1)/*/
(n)(2) --   Consent of Independent Public Accountants/*/
(o)    --   Not applicable
(p)    --   Form of Subscription Agreement/*/
(q)    --   Not applicable
(r)    --   Not applicable



/*/ To be filed by amendment.
/**/  Filed herewith.


Item 25.  Marketing Arrangements

      See Exhibit (h) to this Registration Statement.

Item 26.  Other Expenses of Issuance and Distribution

      The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees                                             $3,448.28
New York Stock Exchange listing fee                               *
Printing (other than certificates)                                *
Engraving and printing certificates                               *
Fees and expenses of qualification under state
   securities laws (including fees of counsel)                    *
Accounting fees and expenses                                      *
Legal fees and expenses                                           *
NASD fees                                                         *
Miscellaneous                                                     *
Total                                                         $   *



/*/     To be furnished by amendment.


Item 27.  Person Controlled by or under Common Control with Registrant

      The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management and Administration of the Trust" is incorporated herein by reference.

Item 28.  Number of Holders of ELMS

      As of the effective date of this Registration Statement:

          Title of Class                 Number of Record Holders
          --------------                 ------------------------
Shares of beneficial interest...                    0



Item 29.  Indemnification

      The Underwriting Agreement (Exhibit (h) to this
Registration Statement) provides for indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30.  Business and other Connections of Investment Adviser

      Not applicable.

Item 31.  Location of Accounts and Records

      The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of the Registrant, c/o
Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York
10020 and at the offices of       , the Registrant's Administrator,
Custodian, paying agent, transfer agent and registrar. All other records so required to be maintained are maintained at the offices of the Registrant, c/o Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10020.

Item 32.  Management Services

      Not applicable.

Item 33.  Undertakings

      (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement or
(2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

      (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 7th day of February, 1997.

                               ELMS TRUST


                               By:  /s/ Donald A. Wagner
                                  ------------------------------
                                    Donald A. Wagner, Trustee




      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

     Name                      Title                       Date
     ----                      -----                       ----

/s/ Donald A. Wagner   Principal Executive Officer,   February 7, 1997
--------------------   Principal Financial Officer,
Donald A. Wagner       Principal Accounting Officer
                       and Trustee

                           Exhibit Index

Exhibit            Name of Exhibit
-------            ---------------
(a)(1)        Declaration of Trust dated as
               of February 6, 1997/**/
(a)(2)        Certificate of Trust/**/
(b)           Not applicable
(c)           Not applicable
(d)(1)        Form of specimen certificate of ELMS/*/
(d)(2)        Portions of the Declaration of Trust
               defining the  rights of Holders of
               ELMS/*/
(e)           Not applicable
(f)           Not applicable
(g)           Not applicable
(h)           Form of Underwriting Agreement/*/
(i)           Not applicable
(j)           Form of Custodian Agreement/*/
(k)(1)        Form of Administration Agreement/*/
(k)(2)        Form of Paying Agent Agreement/*/
(k)(3)        Form of Purchase Contract/*/
(l)           Opinion and Consent of Counsel to the
               Trust/*/
(m)           Not applicable
(n)(1)        Tax Opinion of Counsel to the Trust
               (Consent contained in Exhibit 2.1)/*/
(n)(2)        Consent of Independent Public Accountants/*/
(o)           Not applicable
(p)           Form of Subscription Agreement/*/
(q)           Not applicable
(r)           Not applicable



/*/ To be filed by amendment.
/**/  Filed herewith.